Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
Transactions and Balances with Related Parties

Note 15 - Transactions and Balances with Related Parties

A.	On December 30, 2008, the Company’s shareholders approved the terms of a management services agreement entered into among the Company, Kanir Joint Investments (2005) Limited Partnership (“Kanir”), the one of the Company’s the one of the Company’s controlling shareholders, and, effective as of March 31, 2008 (the “Previous Management Agreement”). The aggregate annual management fee under the Previous Management Agreement, as updated, was $400 thousand.

The Company entered into an Amended and Restated Management Services Agreement, effective July 1, 2021 (the “Management Agreement”), which provided, among other things, for the payment of NIS 1,386 thousand, (approximately €365 thousand) per year to Meisaf Blue & White Holdings Ltd. (“Meisaf”), a company controlled by the Company’s controlling shareholder and former chairman of the board in consideration for the services provided by Meisaf, including the service of Mr. Nehama as the Company Chairman of the Board in no less than a 77% position, and the payment of NIS 1,800 million (approximately €474 thousand) per year to Kanir and Keystone R.P. Holdings and Investments Ltd., a private company wholly-owned by Mr. Ran Fridrich (“Keystone”) (in an initial allocation of NIS 0.66 million to Kanir and NIS 1.14 million to Keystone) in consideration for service provided by these entities, including the service of Mr. Fridrich as the Company Chief Executive Officer in a full-time position and as a Board member.

The Management Agreement was valid until June 30, 2024. At the annual meeting of the Company’s shareholders held on July 25, 2024, the Management Agreement was extended through June 30, 2027 and the fees were updated based on indexation to the Israeli CPI to an annual payment of approximately NIS 1,541.3 thousand (approximately €406 thousand) to Meisaf and NIS 2,001.7 thousand (approximately €527 thousand) to Kanir and Keystone.

On November 25, 2024, Mr. Shlomo Nehama resigned his position as Chairman of the Board and the Management Agreement was immediately terminated pursuant to its terms with respect to Meisaf.

The Company sub-leases a small part of its office space to a company controlled by Mr. Shlomo Nehama, a controlling shareholder, at a price per square meter based on the price that it pays under its lease agreements. This sub-lease agreement was approved by the Company’s Board of Directors.

The Company employs the son of Mr. Shlomo Nehama as a project manager in connection with the development activities of solar plants in Texas, USA. The annual cost of employment of Mr. Nehama’s son, for the year ended December 31, 2024, as approved by the Company’s shareholders, is approximately NIS 381 thousand (approximately €96 thousand).

B.	Compensation to key management personnel and interested parties (including directors)

Certain directors and officers participate in the Company’s share option programs. For further information see Note 17 regarding share-based payments.

Compensation to key management personnel and interested parties that are employed by, or provide consulting services to, the Company:

	Year ended December 31
	2024		2023		2022
	Number of		Number of		Number of
	People	Amount	People	Amount	People	Amount
		€ thousands		€ thousands		€ thousands
Short-term Benefits	3	707	3	703	3	994
Post-employment Benefits	2	66	2	66	2	72
Share-based payments	3	74	3	80	3	69

On November 25, 2024, Mr. Ben Sheizaf was appointed as a Board member and the Chairman of the Board. At an extraordinary meeting of the Company’s shareholders held on January 30, 2025, its shareholders approved the execution of an Active Chairman Agreement with Mr. Sheizaf, effective November 25, 2024. Pursuant to the Active Chairman Agreement, Mr. Sheizaf is entitled to receive an annual fee of NIS 1,200 thousand (approximately €316 thousand) for his services as an active Chairman at a 60% position.

Compensation to directors (excluding compensation paid under the Management Agreement and the Active Chairman Agreement):

	Year ended December 31
	2024		2023		2022
	Number of		Number of		Number of
	people	Amount	people	Amount	People	Amount
		€ thousands		€ thousands		€ thousands
Total compensation to directors not employed by the Company	4	117	4	80	4	90
Share-based payments	4	22	4	28	4	36

C.	Debts and loans to related and interested parties

					Interest income recognized in statement of
	The terms of the loan		Balance as at December 31		income for the year ended December 31
	Interest	Linkage
	rate	base	2024	2023	2024	2023	2022
	%		€ thousands
Ellomay Luzon Energy (see Note 6A)	8.1	NIS+ Israeli CPI	-	-	-	267	1,398